Share Capital (Tables)	12 Months Ended
Mar. 31, 2026
Share Capital [Abstract]
Schedule of Movements in Issued Ordinary Shares	The movements in issued ordinary shares during the year ended March 31, 2026 were:

	Ordinary Shares
	Number of shares	Amount
		USD
Balance as of April 1, 2025	12,500,000	1,250
Shares issued in the IPO (July 8, 2025) at US$4.00	1,500,000	150
Shares issued on exercise of over-allotment (July 24, 2025) at US$4.00	225,000	23
Shares issued for consultancy services (January 9, 2026)	2,732,000	273
	16,957,000	1,696